CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Cash flows from operating activities:
Net income (loss)	$ (10,900,606)	$ 845,331	$ 1,269,926
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Depreciation and amortization		387,779	379,947
Loss (gain) from disposal of property and equipment	(41)		4,742
Amortization right-of-use assets	176,299	221,924	252,356
Allowance for (net recovery of) credit losses and doubtful accounts	1,758,927	(175,819)	(117,510)
Reversal of inventory reserve	(1,559)	(2,352)	(1,457)
Stock-based compensation	2,672,450
Issuance of Class A Ordinary Share for services	3,643,333
Deferred income tax provision (benefit)	48,979	(2,530)	34,490
Accrued interest income	(78,001)
Loss on derivative liabilities	356,134
Amortization of debt issuance cost	230,700
Accrued interest expense for convertible note payable	70,247
Debt restructuring loss	79,983
Changes in operating assets and liabilities:
Accounts receivable	137,440	674,111	(1,328,948)
Accounts receivable-related parties, net	(17,059)	363,896	6,355
Inventories	155,901	235,154	145,697
Advance to vendors	(602,900)	144,178	(257,233)
Advance to vendors-related parties	189,822	407,932	(65,643)
Prepaid expenses and other current assets	(220,704)	(172,823)	(70,021)
Long-term accounts receivable	16,675	110,104	106,319
Finance receivables	72,070	100,258	42,663
Other non-current assets	8,317	128,170	(328,340)
Accounts payable	92,155	(721,380)	758,843
Accounts payable-related parties	139,672	(7,750)	(82,264)
Deferred revenue	405,770	43,095	167,023
Payroll payable	62,377	(97,864)	84,610
Taxes payable	(49,323)	(1,025)	58,619
Accrued expenses and other current liabilities	129,082	(90,163)	(4,728)
Operating lease liabilities	(164,194)	(169,808)	(271,506)
Net cash provided by (used in) operating activities	(1,283,432)	2,220,418	783,940
Cash flows from investing activities:
Purchase of property and equipment	(98,237)	(55,216)	(353,974)
Proceeds from disposal of property and equipment			18,453
Payment made for short-term loans to third parties	204,629	(1,170,183)
Payment made for long-term loans to third parties	(484,496)	13,565
Purchase of short-term investments	(1,940,158)	(3,019,257)	(1,599,964)
Redemption of short-term investments		2,656,228	3,356,390
Payments made to related parties	(2,844,952)	(42,078)	(257,946)
Net cash provided by (used in) investing activities	(5,163,214)	(1,616,941)	1,162,959
Cash flows from financing activities:
Proceeds from short-term bank loan	138,566	6,990	145,930
Repayment of short-term bank loan		(146,791)
Net proceeds from initial public offerings, net of issuance costs	4,436,973	458,341	548,367
Net proceeds from issuance of convertible note	4,206,970
Refund of capital contribution - capital reduction	(179,185)	(98,220)
Capital contribution	5,304
Payments made for deferred offering costs	(183,071)	(6,527)	(97,510)
Proceeds from (repayments of) loans from related parties	253,427	(163,362)	(75,894)
Net cash provided by financing activities	8,678,984	50,431	520,893
Effect of changes of foreign exchange rates on cash, cash equivalents and restricted cash	5,999	(241,643)	(185,351)
Net decrease in cash, cash equivalents and restricted cash	2,238,337	412,265	2,282,441
Cash, cash equivalents and restricted cash, beginning of year	5,362,101	4,949,836	2,667,395
Cash, cash equivalents and restricted cash, end of year	7,600,438	5,362,101	4,949,836
Reconciliation of cash, cash equivalents and restricted cash
Cash and cash equivalents, beginning of year	5,362,101	4,949,836	2,667,395
Cash, cash equivalents and restricted cash, beginning of year	5,362,101	4,949,836	2,667,395
Cash and cash equivalents, end of year	7,600,300	5,362,101	4,949,836
Restricted cash, end of year	138
Cash, cash equivalents and restricted cash, end of year	7,600,438	5,362,101	4,949,836
Supplemental disclosure of cash flow information
Cash paid for income tax	97,068	115,933	81,386
Cash paid for interest	163	774
Supplemental non-cash financing activity:
Right of use assets obtained in exchange for operating lease liabilities	409,444	223,681	257,883
Reduction of right-of-use assets and operating lease obligations due to early termination of lease agreement	143,756	$ 60,137	$ 7,204
Deferred IPO cost offset with additional paid-in capital	$ 613,169